LIQUIDITY (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liquidity [Abstract]
Net loss	£ 4,036,268	£ 5,094,279	£ 63,313,440	£ 12,321,751
Accumulated deficit	£ 88,718,782		147,995,954	£ 84,682,514	£ 72,360,763
Cumulative non-cash share-based compensation expense			£ 118,000,000